Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	[1]	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in Shares)	[1]	50,000,000	50,000,000
Ordinary shares, shares outstanding (in Shares)	[1]	50,000,000	50,000,000
Class B Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	[1]	4,000,000,000	4,000,000,000
Ordinary shares, shares issued (in Shares)	[1]	870,765,000	466,364,286
Ordinary shares, shares outstanding (in Shares)	[1]	856,470,000	466,364,286

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1). The Pre-Delivery 14,295,000 Shares were not considered outstanding (Note 13).